Concentrations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Total revenue	$ 14,004,527	$ 13,326,824	$ 15,097,056
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	2,715,633	2,927,239	3,528,530
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	$ 1,935,119	$ 1,716,205	2,293,798
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue			$ 1,507,029